Segment Information - Schedule of Segment Net Loss from Continuing Operation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Information [Line Items]
Stock based compensation		$ 34,793	$ 1,264,173	$ 139,173
Total operating expenses			2,364,934	1,205,354
Interest expense			26,548	42,082
Loss before provision for income taxes			(2,387,482)	(1,247,436)
Net loss from continuing operations	(335,388)	(244,750)	(2,387,482)	(1,247,436)
Segment assets	9,896,032		337,937	47,659
Gain on settlement of accounts payable			(4,000)
Other Operating Segment [Member]
Segment Information [Line Items]
Advertising and promotion			500
Bank service charges	356	140	941	1,189
Office supplies	4,021	4,770	17,119	5,265
Payroll and related costs	114,107	109,541	433,796	469,048
Director compensation	25,000	25,000	100,000	100,000
Rent expense	3,750	3,450	14,000	3,000
Insurance	8,740	12,054	46,158	19,013
Filing Fees	7,339		9,170
Travel expense	8,245	5,691	36,044	6,226
Professional Fees	108,440	38,253	389,546	226,897
Consulting expense	17,006	214	51,399	234,000
Taxes and Licenses	384	447	1,627	1,543
Stock based compensation	0	34,793	1,264,174	139,173
Financing costs	35,000		460
Total operating expenses	332,388	234,353	2,364,934	1,205,354
Interest expense	3,000	10,397	26,548	42,082
Other Nonoperating Expense	3,000	10,397	22,548	42,082
Loss before provision for income taxes	(335,388)	(244,750)	(2,387,482)	(1,247,436)
Adjustments and reconciling items
Net loss from continuing operations	(335,388)	$ (244,750)	(2,387,482)	(1,247,436)
Segment assets	$ 9,896,032		337,937	47,659
Gain on settlement of accounts payable			$ (4,000)